Prudential Day One 2030 Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 94.1%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	526,038	$4,371,377
PGIM Global Real Estate Fund (Class R6)	190,157	3,207,953
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	149,806	1,826,138
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	294,392	2,873,264
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	82,386	769,490
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	626,255	6,776,082
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	770,423	12,650,345
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	173,731	1,827,651
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	469,759	7,464,480
PGIM TIPS Fund (Class R6)	1,159,178	9,934,153
PGIM Total Return Bond Fund (Class R6)	767,788	8,883,310

Total Long-Term Investments (cost $59,871,819)		60,584,243

Short-Term Investment 5.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,715,406)	3,715,406	3,715,406

TOTAL INVESTMENTS 99.9% (cost $63,587,225)(wd)		64,299,649
Other assets in excess of liabilities 0.1%		81,572

Net Assets 100.0%		$64,381,221

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds